Nature of Operations and Continuance of Business - Accumulated Losses (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations and Continuance of Business - Accumulated Losses
Accumulated losses since inception	$ 4,101,278	$ 3,671,447